UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23145

Global Income Builder Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Global Income Builder Portfolio

October 31, 2016

Portfolio of Investments

Common Stocks — 60.9%

Security	Shares	Value

Aerospace & Defense — 0.7%
CAE, Inc.	182,955	$2,569,799

		$2,569,799

Auto Components — 0.6%
Goodyear Tire & Rubber Co. (The)	74,562	$2,164,535

		$2,164,535

Banks — 6.3%
BNP Paribas SA	24,408	$1,415,255
DBS Group Holdings, Ltd.	113,294	1,221,163
ING Groep NV	107,888	1,416,247
JPMorgan Chase & Co.	78,376	5,428,322
Mitsubishi UFJ Financial Group, Inc.	641,252	3,308,737
PNC Financial Services Group, Inc. (The)	26,732	2,555,579
U.S. Bancorp	53,037	2,373,936
Wells Fargo & Co.	133,389	6,137,228

		$23,856,467

Beverages — 2.6%
Anheuser-Busch InBev SA/NV	28,848	$3,310,879
Constellation Brands, Inc., Class A	13,881	2,319,793
Diageo PLC	153,786	4,093,251

		$9,723,923

Biotechnology — 2.1%
Celgene Corp.(1)	36,720	$3,752,050
Shire PLC	72,011	4,065,935

		$7,817,985

Capital Markets — 0.6%
Credit Suisse Group AG	99,520	$1,388,580
Credit Suisse Group AG(2)	70,297	980,838

		$2,369,418

Chemicals — 0.8%
BASF SE	16,082	$1,419,686
PPG Industries, Inc.	16,260	1,514,294

		$2,933,980

Containers & Packaging — 0.7%
Sealed Air Corp.	58,243	$2,657,628

		$2,657,628

Security	Shares	Value

Diversified Telecommunication Services — 1.3%
Nippon Telegraph & Telephone Corp.	111,714	$4,953,045

		$4,953,045

Electric Utilities — 1.8%
American Electric Power Co., Inc.	37,475	$2,429,879
NextEra Energy, Inc.	33,668	4,309,504

		$6,739,383

Electrical Equipment — 0.7%
Melrose Industries PLC	1,312,063	$2,707,696

		$2,707,696

Electronic Equipment, Instruments & Components — 1.2%
Keyence Corp.	5,889	$4,317,175

		$4,317,175

Energy Equipment & Services — 1.0%
Halliburton Co.	34,422	$1,583,412
Schlumberger, Ltd.	26,232	2,052,129

		$3,635,541

Equity Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp.	19,011	$2,227,899
Equity Residential	52,416	3,236,688

		$5,464,587

Food Products — 0.4%
Kerry Group PLC, Class A	22,936	$1,664,600

		$1,664,600

Health Care Equipment & Supplies — 0.8%
Medtronic PLC	35,718	$2,929,590

		$2,929,590

Hotels, Restaurants & Leisure — 0.4%
Accor SA	35,263	$1,338,103

		$1,338,103

Household Durables — 1.1%
Newell Brands, Inc.	89,358	$4,290,971

		$4,290,971

21	See Notes to Financial Statements.

Global Income Builder Portfolio

October 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Household Products — 0.7%
Reckitt Benckiser Group PLC	30,968	$2,770,413

		$2,770,413

Insurance — 3.3%
AIA Group, Ltd.	487,224	$3,065,127
Chubb, Ltd.	37,194	4,723,638
Prudential PLC	105,875	1,727,760
St. James’s Place PLC	253,979	2,933,155

		$12,449,680

Internet & Direct Marketing Retail — 1.1%
Amazon.com, Inc.(1)	5,402	$4,266,608

		$4,266,608

Internet Software & Services — 4.3%
Alphabet, Inc., Class C(1)	13,265	$10,406,923
Facebook, Inc., Class A(1)	45,316	5,935,943

		$16,342,866

IT Services — 1.2%
Visa, Inc., Class A	56,271	$4,642,920

		$4,642,920

Machinery — 2.7%
Fortive Corp.	64,757	$3,305,845
Komatsu, Ltd.	80,424	1,790,166
Kubota Corp.	302,616	4,877,671

		$9,973,682

Media — 2.1%
Interpublic Group of Cos., Inc.	106,750	$2,390,133
Time Warner, Inc.	62,957	5,602,543

		$7,992,676

Metals & Mining — 0.3%
Rio Tinto, Ltd.	30,146	$1,247,275

		$1,247,275

Multi-Utilities — 0.4%
National Grid PLC	110,230	$1,433,847

		$1,433,847

Security	Shares	Value

Multiline Retail — 0.9%
Harvey Norman Holdings, Ltd.	865,963	$3,316,257

		$3,316,257

Oil, Gas & Consumable Fuels — 3.4%
Anadarko Petroleum Corp.	68,990	$4,100,766
Chevron Corp.	26,966	2,824,688
Occidental Petroleum Corp.	47,440	3,458,850
Royal Dutch Shell PLC, Class B	100,652	2,596,067

		$12,980,371

Personal Products — 0.8%
Estee Lauder Cos., Inc. (The), Class A	34,661	$3,020,013

		$3,020,013

Pharmaceuticals — 5.6%
Allergan PLC(1)	18,205	$3,803,753
Eli Lilly & Co.	57,857	4,272,161
Johnson & Johnson	40,515	4,699,335
Novo Nordisk A/S, Class B	67,663	2,410,527
Roche Holding AG PC	12,558	2,884,341
Teva Pharmaceutical Industries, Ltd. ADR	69,810	2,983,679

		$21,053,796

Professional Services — 1.1%
Verisk Analytics, Inc.(1)	49,945	$4,073,015

		$4,073,015

Road & Rail — 1.1%
Union Pacific Corp.	48,613	$4,286,694

		$4,286,694

Semiconductors & Semiconductor Equipment — 1.1%
ASML Holding NV	39,048	$4,131,041

		$4,131,041

Specialty Retail — 1.7%
Industria de Diseno Textil SA	87,028	$3,036,617
Lowe’s Cos., Inc.	48,665	3,243,522

		$6,280,139

Technology Hardware, Storage & Peripherals — 1.2%
Apple, Inc.	39,404	$4,473,930

		$4,473,930

22	See Notes to Financial Statements.

Global Income Builder Portfolio

October 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 1.8%
LVMH Moet Hennessy Louis Vuitton SE	14,432	$2,627,506
NIKE, Inc., Class B	40,208	2,017,637
Pandora A/S	17,169	2,232,923

		$6,878,066

Tobacco — 0.4%
Reynolds American, Inc.	26,495	$1,459,345

		$1,459,345

Trading Companies & Distributors — 0.7%
Brenntag AG	49,865	$2,665,792

		$2,665,792

Wireless Telecommunication Services — 0.4%
Vodafone Group PLC	591,632	$1,624,814

		$1,624,814

Total Common Stocks (identified cost $226,265,010)		$229,497,666

Preferred Stocks — 3.9%

Security	Shares	Value

Banks — 2.2%
AgriBank FCB, 6.875% to 1/1/24(3)	9,798	$1,054,510
CoBank ACB, Series F, 6.25% to 10/1/22(3)	8,600	921,007
Farm Credit Bank of Texas, 6.75% to 9/15/23(3)	1,115	120,734
Farm Credit Bank of Texas, Series 1, 10.00%	230	281,175
Huntington Bancshares, Inc., Series A, 8.50% (Convertible)	400	567,996
IBERIABANK Corp., Series C, 6.60% to 5/1/26(3)	15,030	395,589
KeyCorp, Series A, 7.75% (Convertible)	6,109	833,878
People’s United Financial, Inc., Series A, 5.625% to 12/15/26(3)	6,900	180,090
Regions Financial Corp., Series A, 6.375%	18,416	478,448
SunTrust Banks, Inc., Series E, 5.875%	34,002	881,672
Texas Capital Bancshares, Inc., 6.50%	20,005	514,728
Texas Capital Bancshares, Inc., Series A, 6.50%	14,549	375,219
Webster Financial Corp., Series E, 6.40%	20,335	527,083
Wells Fargo & Co., Series L, 7.50% (Convertible)	890	1,161,450

		$8,293,579

Capital Markets — 0.1%
KKR & Co., LP, Series A, 6.75%	7,197	$194,751

		$194,751

Security	Shares	Value

Consumer Finance — 0.1%
SLM Corp., Series B, 2.55%(4)	10,280	$501,818

		$501,818

Diversified Financial Services — 0.2%
KKR Financial Holdings, LLC, Series A, 7.375%	30,000	$779,700

		$779,700

Electric Utilities — 0.3%
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	5,893	$150,743
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	9,163	229,625
Southern Co. (The), 6.25%	22,549	602,284

		$982,652

Equity Real Estate Investment Trusts (REITs) — 0.4%
DDR Corp., Series J, 6.50%	25,300	$651,222
DDR Corp., Series K, 6.25%	6,500	167,180
Vornado Realty Trust, Series K, 5.70%	21,500	544,595

		$1,362,997

Food Products — 0.1%
Dairy Farmers of America, 7.875%(5)	4,700	$500,403
Ocean Spray Cranberries, Inc., 6.25%(5)	540	48,617

		$549,020

Machinery — 0.1%
Stanley Black & Decker, Inc., 5.75%	18,050	$467,134

		$467,134

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%	9,407	$240,819

		$240,819

Pipelines — 0.2%
NuStar Logistics LP, 7.625% to 1/15/18(3)	28,434	$728,195

		$728,195

Thrifts & Mortgage Finance — 0.1%
EverBank Financial Corp., Series A, 6.75%	19,973	$509,911

		$509,911

Total Preferred Stocks (identified cost $14,106,322)		$14,610,576

23	See Notes to Financial Statements.

Global Income Builder Portfolio

October 31, 2016

Portfolio of Investments — continued

Corporate Bonds & Notes — 30.7%

Security		Principal Amount* (000’s omitted)	Value

Aerospace & Defense — 0.3%
TransDigm, Inc., 6.00%, 7/15/22		1,000	$1,048,750
TransDigm, Inc., 6.375%, 6/15/26(5)		175	180,141

			$1,228,891

Auto Components — 0.5%
Aston Martin Capital, Ltd., 9.25%, 7/15/18(7)	GBP	650	$820,738
Deck Chassis Acquisition, Inc., 10.00%, 6/15/23(5)		205	213,712
Jaguar Land Rover Automotive PLC, 5.00%, 2/15/22(7)	GBP	650	864,600

			$1,899,050

Automobiles — 0.1%
FTE Verwaltungs GmbH, 9.00%, 7/15/20(7)	EUR	400	$462,877

			$462,877

Banks — 2.6%
Australia and New Zealand Banking Group, Ltd., 6.75% to 6/15/26(3)(5)(8)		200	$220,008
Banco do Brasil SA, 9.00% to 6/18/24(3)(5)(8)		304	282,720
Bank of America Corp., Series AA, 6.10% to 3/17/25(3)(8)		1,018	1,064,838
Barclays PLC, 8.25% to 12/15/18(3)(8)		399	405,135
Caixa Economica Federal, 7.25% to 7/23/19, 7/23/24(3)(5)		430	412,310
CIT Group, Inc., 5.375%, 5/15/20		500	535,625
Citigroup, Inc., Series T, 6.25% to 8/15/26(3)(8)		558	601,468
Credit Agricole SA, 7.875% to 1/23/24(3)(5)(8)		327	332,520
Deutsche Bank AG, 7.50% to 4/30/25(3)(8)		520	426,400
Fifth Third Bancorp, Series H, 5.10% to 6/30/23(3)(8)		460	445,142
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(3)(8)		135	150,019
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(3)(8)		353	371,409
JPMorgan Chase & Co., Series Z, 5.30% to 5/1/20(3)(8)		1,268	1,290,190
Lloyds Banking Group PLC, 6.657% to 5/21/37(3)(5)(8)		335	374,362
Lloyds Banking Group PLC, 7.50% to 6/27/24(3)(8)		1,033	1,066,572
M&T Bank Corp., Series F, 5.125% to 11/1/26(3)(8)		280	282,800
PNC Financial Services Group, Inc. (The), Series S, 5.00% to 11/1/26(3)(8)		170	169,575
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(3)(8)		404	384,810
Standard Chartered PLC, 7.014% to 7/30/37(3)(5)(8)		249	275,394
Zions Bancorporation, Series I, 5.80% to 9/15/23(3)(8)		88	85,470
Zions Bancorporation, Series J, 7.20% to 9/15/23(3)(8)		619	663,104

			$9,839,871

Security		Principal Amount* (000’s omitted)	Value

Building Products — 1.1%
Builders FirstSource, Inc., 5.625%, 9/1/24(5)		155	$156,170
LSF9 Balta Issuer S.A., 7.75%, 9/15/22(7)	EUR	893	1,060,949
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(5)		1,000	1,065,000
Standard Industries, Inc., 5.125%, 2/15/21(5)		60	63,300
Standard Industries, Inc., 5.50%, 2/15/23(5)		115	120,175
Standard Industries, Inc., 6.00%, 10/15/25(5)		535	573,761
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24		600	624,750
USG Corp., 5.875%, 11/1/21(5)		500	524,375

			$4,188,480

Capital Markets — 0.7%
HRG Group, Inc., 7.875%, 7/15/19		1,000	$1,048,750
Morgan Stanley, Series J, 5.55% to 7/15/20(3)(8)		570	584,250
UBS Group AG, 6.875% to 8/7/25(3)(7)(8)		833	826,588

			$2,459,588

Casino & Gaming — 0.1%
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21		30	$31,650
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26		110	116,875
Rivers Pittsburgh Borrower, L.P./Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(5)		105	108,675
Sugarhouse HSP Gaming Property, L.P./Sugarhouse HSP Gaming Finance Corp., 6.375%, 6/1/21(5)		20	20,192

			$277,392

Chemicals — 0.5%
CF Industries, Inc., 4.95%, 6/1/43		120	$100,821
Platform Specialty Products Corp., 6.50%, 2/1/22(5)		1,000	975,000
Tronox Finance, LLC, 6.375%, 8/15/20		50	45,125
Tronox Finance, LLC, 7.50%, 3/15/22(5)		15	13,500
Valvoline, Inc., 5.50%, 7/15/24(5)		45	47,587
W.R. Grace & Co., 5.125%, 10/1/21(5)		750	800,625

			$1,982,658

Commercial Services & Supplies — 1.6%
Advanced Disposal Services, Inc., 5.625%, 11/15/24(5)(9)		170	$171,275
Clean Harbors, Inc., 5.125%, 6/1/21		400	410,500
Covanta Holding Corp., 5.875%, 3/1/24		500	488,750
Covanta Holding Corp., 6.375%, 10/1/22		35	35,788
GFL Environmental, Inc., 9.875%, 2/1/21(5)		450	495,000
Nord Anglia Education Finance, LLC, 5.75%, 7/15/22(7)	CHF	900	952,706
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(5)		270	286,983

24	See Notes to Financial Statements.

Global Income Builder Portfolio

October 31, 2016

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Commercial Services & Supplies (continued)
ServiceMaster Co., LLC (The), 7.45%, 8/15/27		550	$585,750
Team Health, Inc., 7.25%, 12/15/23(5)		500	566,250
United Rentals North America, Inc., 5.50%, 5/15/27(9)		85	85,106
United Rentals North America, Inc., 7.625%, 4/15/22		1,000	1,068,800
Verisure Holding AB, 6.00%, 11/1/22(7)	EUR	850	1,018,232

			$6,165,140

Communications Equipment — 0.2%
Riverbed Technology, Inc., 8.875%, 3/1/23(5)		630	$674,100

			$674,100

Consumer Finance — 0.4%
Ally Financial, Inc., 8.00%, 12/31/18		550	$605,000
CPUK Finance, Ltd., 7.00%, 2/28/42(7)	GBP	650	844,685

			$1,449,685

Containers & Packaging — 0.8%
ARD Finance S.A., 6.625%, 9/15/23(5)(10)	EUR	200	$215,053
ARD Finance S.A., 6.625%, 9/15/23(7)(10)	EUR	1,200	1,290,317
Ball Corp., 4.375%, 12/15/23	EUR	450	556,749
BWAY Holding Co., 9.125%, 8/15/21(5)		240	252,000
Reynolds Group Holdings, Inc., 5.125%, 7/15/23(5)		140	143,587
Reynolds Group Holdings, Inc., 5.75%, 10/15/20		500	513,765
Reynolds Group Holdings, Inc., 7.00%, 7/15/24(5)		165	176,653

			$3,148,124

Distributors — 0.2%
Alliance Automotive Finance PLC, 6.25%, 12/1/21(7)	EUR	550	$646,056
HD Supply, Inc., 5.75%, 4/15/24(5)		65	68,413

			$714,469

Diversified Financial Services — 0.4%
Cadence Financial Corp., 4.875%, 6/28/19(5)		508	$483,870
Double Eagle Acquisition Sub, Inc., 7.50%, 10/1/24(5)		285	294,263
FBM Finance, Inc., 8.25%, 8/15/21(5)		165	173,250
Leucadia National Corp., 6.625%, 10/23/43		494	491,108
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(3)(5)		277	200,825

			$1,643,316

Diversified Telecommunication Services — 0.2%
CenturyLink, Inc., 5.80%, 3/15/22		500	$509,375
CenturyLink, Inc., 7.50%, 4/1/24		100	104,500

Security		Principal Amount* (000’s omitted)	Value

Diversified Telecommunication Services (continued)
Cincinnati Bell, Inc., 7.00%, 7/15/24(5)		80	$84,000

			$697,875

Electric Utilities — 1.0%
AES Corp. (The), 5.50%, 3/15/24		550	$561,000
AES Gener SA, 8.375% to 6/18/19, 12/18/73(3)(5)		515	548,475
Dynegy, Inc., 7.375%, 11/1/22		550	534,875
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(3)		940	1,040,597
NextEra Energy Capital Holdings, Inc., Series D, 7.30% to 9/1/17, 9/1/67(3)		90	90,675
NRG Energy, Inc., 7.25%, 5/15/26(5)		235	232,062
NRG Yield Operating, LLC, 5.375%, 8/15/24		500	512,500
Southern Water Greensand Financing PLC, 8.50%, 4/15/19(7)	GBP	200	279,457

			$3,799,641

Electronic Equipment, Instruments & Components — 0.5%
Senvion Holding GmbH, 6.625%, 11/15/20(7)	EUR	850	$977,713
Zebra Technologies Corp., 7.25%, 10/15/22		750	811,875

			$1,789,588

Energy Equipment & Services — 0.0%(6)
Abengoa Finance S.A.U., 7.75%, 2/1/20(5)(11)		467	$18,680

			$18,680

Food Products — 0.8%
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s, LLC, 5.75%, 3/15/25(5)		165	$163,299
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s, LLC, 6.625%, 6/15/24(5)		95	98,800
Dean Foods Co., 6.50%, 3/15/23(5)		1,000	1,067,500
Fresh Market, Inc. (The), 9.75%, 5/1/23(5)		105	89,775
Land O’ Lakes, Inc., 8.00%(5)(8)		875	927,500
TreeHouse Foods, Inc., 6.00%, 2/15/24(5)		180	194,220
US Foods, Inc., 5.875%, 6/15/24(5)		395	415,737

			$2,956,831

Food Service — 0.3%
Agrokor d.d., 8.875%, 2/1/20(5)		1,000	$1,040,000
Landry’s, Inc., 6.75%, 10/15/24(5)		80	81,800

			$1,121,800

25	See Notes to Financial Statements.

Global Income Builder Portfolio

October 31, 2016

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Health Care Equipment & Supplies — 2.1%
Alere, Inc., 6.375%, 7/1/23(5)		1,035	$1,084,163
Alere, Inc., 6.50%, 6/15/20		40	40,716
AmSurg Corp., 5.625%, 7/15/22		1,000	1,023,750
Centene Corp., 4.75%, 1/15/25(9)		300	300,000
Centene Corp., 5.625%, 2/15/21		90	94,950
Centene Corp., 6.125%, 2/15/24		340	362,100
Cerberus Nightingale 1 S.a.r.l., 8.25%, 2/1/20(7)	EUR	850	963,413
CHS/Community Health Systems, Inc., 6.875%, 2/1/22		100	75,000
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(5)		750	756,000
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(5)		320	348,442
Kinetic Concepts, Inc./KCI USA, Inc., 9.625%, 10/1/21(5)		180	174,150
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(5)		1,010	1,083,124
Surgical Care Affiliates, Inc., 6.00%, 4/1/23(5)		1,020	1,065,900
Teleflex, Inc., 4.875%, 6/1/26		40	41,300
Tenet Healthcare Corp., 6.75%, 6/15/23		495	455,400

			$7,868,408

Health Care Providers & Services — 0.4%
Acadia Healthcare Co., Inc., 6.50%, 3/1/24		70	$72,013
HCA, Inc., 4.50%, 2/15/27		40	39,600
HCA, Inc., 5.875%, 2/15/26		750	789,375
MEDNAX, Inc., 5.25%, 12/1/23(5)		500	523,750

			$1,424,738

Hotels, Restaurants & Leisure — 0.8%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 6.00%, 4/1/22(5)		1,000	$1,048,500
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26(5)		120	118,013
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24(5)		95	101,355
MGM Resorts International, 6.00%, 3/15/23		550	596,750
NH Hotel Group SA, 3.75%, 10/1/23(7)	EUR	960	1,081,277
Scientific Games International, Inc., 10.00%, 12/1/22		105	97,125

			$3,043,020

Household Durables — 0.0%(6)
Beazer Homes USA, Inc., 8.75%, 3/15/22(5)		40	$42,600
Tempur Sealy International, Inc., 5.50%, 6/15/26		130	134,225

			$176,825

Household Products — 0.8%
Bormioli Rocco Holdings SA, 10.00%, 8/1/18(7)	EUR	850	$961,593
Central Garden & Pet Co., 6.125%, 11/15/23		500	538,750

Security		Principal Amount* (000’s omitted)	Value

Household Products (continued)
Monitchem HoldCo 2 SA, 6.875%, 6/15/22(7)	EUR	850	$815,519
Spectrum Brands, Inc., 4.00%, 10/1/26(7)	EUR	550	622,179

			$2,938,041

Insurance — 0.5%
Genworth Financial, Inc., 7.625%, 9/24/21		77	$72,188
Hub International, Ltd., 7.875%, 10/1/21(5)		500	513,750
Voya Financial, Inc., 5.65% to 5/15/23, 5/15/53(3)		450	448,312
XLIT, Ltd., Series E, 6.50% to 4/15/17(3)(8)		1,264	972,490

			$2,006,740

Internet & Direct Marketing Retail — 0.3%
Edreams Odigeo SA, 8.50%, 8/1/21(7)	EUR	895	$1,009,780

			$1,009,780

Internet Software & Services — 0.3%
Match Group, Inc., 6.375%, 6/1/24		505	$547,294
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25		465	490,575

			$1,037,869

IT Services — 0.3%
Alliance Data Systems Corp., 5.25%, 11/15/23(7)	EUR	850	$939,680
Alliance Data Systems Corp., 5.875%, 11/1/21(5)		210	212,625

			$1,152,305

Machinery — 0.1%
Cloud Crane, LLC, 10.125%, 8/1/24(5)		150	$156,750
Manitowoc Foodservice, Inc., 9.50%, 2/15/24		215	247,788
Navistar International Corp., 8.25%, 11/1/21		155	152,481

			$557,019

Media — 2.6%
Altice Luxembourg S.A., 7.25%, 5/15/22(7)	EUR	546	$637,581
Altice Luxembourg S.A., 7.75%, 5/15/22(5)		200	211,250
Altice US Finance I Corp., 5.50%, 5/15/26(5)		200	204,500
AMC Entertainment Holdings, Inc., 6.375%, 11/15/24(7)(9)	GBP	545	676,670
Cable Communications Systems NV, 5.00%, 10/15/23(7)	EUR	710	803,759
Cablevision Systems Corp., 5.875%, 9/15/22		45	41,625
Cablevision Systems Corp., 8.00%, 4/15/20		70	74,375
CBS Radio, Inc., 7.25%, 11/1/24(5)		75	78,094
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(5)		1,130	1,194,975

26	See Notes to Financial Statements.

Global Income Builder Portfolio

October 31, 2016

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Media (continued)
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 5.125%, 12/15/21(5)		10	$9,775
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 6.375%, 9/15/20(5)		420	434,175
CSC Holdings, LLC, 6.75%, 11/15/21		500	527,500
CSC Holdings, LLC, 10.875%, 10/15/25(5)		500	576,250
DISH DBS Corp., 7.75%, 7/1/26		195	214,623
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(5)		240	260,700
MDC Partners, Inc., 6.50%, 5/1/24(5)		265	226,575
Numericable-SFR SAS, 5.625%, 5/15/24(7)	EUR	400	461,878
Sirius XM Radio, Inc., 6.00%, 7/15/24(5)		500	531,875
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, 1/15/25(7)	EUR	850	966,912
Virgin Media Receivables Financing Notes I DAC, 5.50%, 9/15/24(7)	GBP	1,050	1,265,555
Ziggo Bond Finance B.V., 6.00%, 1/15/27(5)		245	241,172
Ziggo Secured Finance B.V., 5.50%, 1/15/27(5)		225	221,555

			$9,861,374

Metals & Mining — 0.4%
BHP Billiton Finance USA, Ltd., 6.75% to 10/19/25, 10/19/75(3)(5)		270	$306,450
Eldorado Gold Corp., 6.125%, 12/15/20(5)		45	45,675
Freeport-McMoRan, Inc., 3.10%, 3/15/20		45	43,538
Freeport-McMoRan, Inc., 3.875%, 3/15/23		35	32,025
Freeport-McMoRan, Inc., 4.55%, 11/14/24		150	137,906
New Gold, Inc., 6.25%, 11/15/22(5)		145	147,175
Novelis Corp., 5.875%, 9/30/26(5)		180	182,700
Novelis Corp., 6.25%, 8/15/24(5)		125	130,312
Teck Resources, Ltd., 3.00%, 3/1/19		15	14,994
Teck Resources, Ltd., 5.40%, 2/1/43		85	77,138
Teck Resources, Ltd., 8.00%, 6/1/21(5)		125	136,875
Teck Resources, Ltd., 8.50%, 6/1/24(5)		130	150,800
United States Steel Corp., 8.375%, 7/1/21(5)		100	106,500

			$1,512,088

Multi-Utilities — 0.0%(6)
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(3)		114	$118,845

			$118,845

Multiline Retail — 0.2%
Dollar Tree, Inc., 5.25%, 3/1/20		500	$520,000
Dollar Tree, Inc., 5.75%, 3/1/23		330	351,863

			$871,863

Security	Principal Amount* (000’s omitted)	Value

Oil, Gas & Consumable Fuels — 2.5%
AmeriGas Finance, LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	1,000	$1,057,500
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24	40	42,000
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.875%, 8/20/26	105	109,823
Antero Resources Corp., 5.375%, 11/1/21	1,000	1,015,000
Callon Petroleum Co., 6.125%, 10/1/24(5)	55	56,787
Canbriam Energy, Inc., 9.75%, 11/15/19(5)	345	363,544
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24(5)	170	181,050
Chesapeake Energy Corp., 8.00%, 12/15/22(5)	160	163,200
Continental Resources, Inc., 4.50%, 4/15/23	145	138,837
Denbury Resources, Inc., 9.00%, 5/15/21(5)	100	103,500
Diamondback Energy, Inc., 4.75%, 11/1/24(5)	60	60,075
Endeavor Energy Resources, L.P./EER Finance, Inc., 7.00%, 8/15/21(5)	40	40,900
Endeavor Energy Resources, L.P./EER Finance, Inc., 8.125%, 9/15/23(5)	500	536,250
Extraction Oil & Gas Holdings, LLC/Extraction Finance Corp., 7.875%, 7/15/21(5)	168	178,500
Great Western Petroleum, LLC/Great Western Finance, Inc., 9.00%, 9/30/21(5)	245	255,412
Gulfport Energy Corp., 6.00%, 10/15/24(5)	340	346,375
Gulfport Energy Corp., 6.625%, 5/1/23	750	791,250
Murphy Oil Corp., 6.875%, 8/15/24	55	58,106
Murphy Oil USA, Inc., 6.00%, 8/15/23	500	528,750
Newfield Exploration Co., 5.625%, 7/1/24	65	67,925
Oasis Petroleum, Inc., 6.50%, 11/1/21	50	49,938
Oasis Petroleum, Inc., 6.875%, 3/15/22	45	44,775
Oasis Petroleum, Inc., 6.875%, 1/15/23	135	132,975
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24(3)(5)(8)(11)	783	52,070
Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(5)	150	158,250
Parsley Energy, LLC/Parsley Finance Corp., 7.50%, 2/15/22(5)	30	32,025
PDC Energy, Inc., 6.125%, 9/15/24(5)	40	41,700
Precision Drilling Corp., 6.625%, 11/15/20	30	29,250
Rice Energy, Inc., 7.25%, 5/1/23	80	85,200
Sabine Pass LNG, L.P., 7.50%, 11/30/16	750	753,450
Seven Generations Energy, Ltd., 6.75%, 5/1/23(5)	25	26,563
Seven Generations Energy, Ltd., 8.25%, 5/15/20(5)	1,000	1,065,000
SM Energy Co., 5.625%, 6/1/25	85	81,387
SM Energy Co., 6.125%, 11/15/22	135	136,350
SM Energy Co., 6.75%, 9/15/26	80	82,150
Southwestern Energy Co., 4.10%, 3/15/22	85	76,500

27	See Notes to Financial Statements.

Global Income Builder Portfolio

October 31, 2016

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Oil, Gas & Consumable Fuels (continued)
Southwestern Energy Co., 5.80%, 1/23/20		175	$175,000
Southwestern Energy Co., 6.70%, 1/23/25		50	47,875
Southwestern Energy Co., 7.50%, 2/1/18		17	17,893
Teine Energy, Ltd., 6.875%, 9/30/22(5)		35	35,788
Whiting Petroleum Corp., 5.00%, 3/15/19		45	42,975
Whiting Petroleum Corp., 5.75%, 3/15/21		25	23,313
WPX Energy, Inc., 7.50%, 8/1/20		95	100,581

			$9,385,792

Paper & Forest Products — 0.3%
Lecta S.A., 6.50%, 8/1/23(7)	EUR	890	$987,378

			$987,378

Pharmaceuticals — 0.2%
NBTY, Inc., 7.625%, 5/15/21(5)		265	$260,363
PRA Holdings, Inc., 9.50%, 10/1/23(5)		55	60,500
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(5)		630	488,250
Vizient, Inc., 10.375%, 3/1/24(5)		50	55,875

			$864,988

Pipelines — 1.1%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.375%, 9/15/24(5)		80	$80,750
Energy Transfer Equity, L.P., 5.875%, 1/15/24		20	20,350
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.00%, 8/1/24(5)		60	62,700
Sabine Pass Liquefaction, LLC, 5.00%, 3/15/27(5)		205	209,100
Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25		140	148,575
Sabine Pass Liquefaction, LLC, 5.75%, 5/15/24		1,020	1,083,750
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 6.25%, 10/15/22		1,000	1,065,000
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 6.375%, 5/1/24		105	113,663
Transcanada Trust, Series 16-A, 5.875% to 8/15/26, 8/15/76(3)		350	375,375
Williams Cos., Inc. (The), 3.70%, 1/15/23		230	223,675
Williams Cos., Inc. (The), 4.55%, 6/24/24		125	127,813
Williams Cos., Inc. (The), 5.75%, 6/24/44		145	148,897
Williams Partners, L.P./ACMP Finance Corp., 4.875%, 5/15/23		205	207,939
Williams Partners, L.P./ACMP Finance Corp., 4.875%, 3/15/24		120	123,197

			$3,990,784

Security		Principal Amount* (000’s omitted)	Value

Real Estate Investment Trusts (REITs) — 0.1%
ESH Hospitality, Inc., 5.25%, 5/1/25(5)		160	$158,800
Greystar Real Estate Partners, LLC, 8.25%, 12/1/22(5)		35	38,237

			$197,037

Retail-Food and Drug — 0.3%
Rite Aid Corp., 6.125%, 4/1/23(5)		1,000	$1,060,620

			$1,060,620

Semiconductors & Semiconductor Equipment — 0.3%
Micron Technology, Inc., 5.25%, 8/1/23(5)		55	$54,175
Micron Technology, Inc., 7.50%, 9/15/23(5)		120	132,750
Microsemi Corp., 9.125%, 4/15/23(5)		575	665,563
NXP B.V./NXP Funding, LLC, 4.125%, 6/1/21(5)		200	214,000
Versum Materials, Inc., 5.50%, 9/30/24(5)		80	82,000

			$1,148,488

Software — 1.0%
Camelot Finance S.A., 7.875%, 10/15/24(5)		85	$87,125
Cengage Learning, Inc., 9.50%, 6/15/24(5)		355	331,925
Change Healthcare Holdings, Inc., 6.00%, 2/15/21(5)		20	21,050
Inception Merger Sub, Inc./Rackspace Hosting, Inc., 8.625%, 11/15/24(5)(9)		130	130,488
Infor (US), Inc., 5.75%, 8/15/20(5)		160	168,000
Infor (US), Inc., 5.75%, 5/15/22	EUR	1,025	1,128,963
Solera, LLC/Solera Finance, Inc., 10.50%, 3/1/24(5)		545	611,937
SS&C Technologies Holdings, Inc., 5.875%, 7/15/23		775	815,687
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 2/1/23(5)		330	320,925

			$3,616,100

Specialty Retail — 0.6%
Douglas GmbH, 6.25%, 7/15/22(7)	EUR	850	$1,021,731
Hot Topic, Inc., 9.25%, 6/15/21(5)		750	798,750
PetSmart, Inc., 7.125%, 3/15/23(5)		500	524,375

			$2,344,856

Technology Hardware, Storage & Peripherals — 0.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 4.42%, 6/15/21(5)		45	$47,099
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.45%, 6/15/23(5)		135	144,824
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/21(5)		205	215,163
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/26(5)		355	387,514

28	See Notes to Financial Statements.

Global Income Builder Portfolio

October 31, 2016

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Technology Hardware, Storage & Peripherals (continued)
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 7.125%, 6/15/24(5)		215	$235,751
Western Digital Corp., 7.375%, 4/1/23(5)		590	647,525
Western Digital Corp., 10.50%, 4/1/24(5)		475	550,406

			$2,228,282

Telecommunications — 1.9%
Avaya, Inc., 9.00%, 4/1/19(5)		400	$334,000
Colombia Telecomunicaciones SA ESP, 8.50% to 3/30/20(3)(5)(8)		757	674,487
eircom Finance DAC, 4.50%, 5/31/22(7)	EUR	276	313,586
Hughes Satellite Systems Corp., 5.25%, 8/1/26(5)		125	123,437
Hughes Satellite Systems Corp., 6.625%, 8/1/26(5)		85	84,363
Intelsat Jackson Holdings S.A., 5.50%, 8/1/23		45	30,038
Intelsat Jackson Holdings S.A., 7.25%, 10/15/20		85	64,175
Intelsat Jackson Holdings S.A., 8.00%, 2/15/24(5)		200	203,600
Interoute Finco PLC, 7.375%, 10/15/20(7)	EUR	400	478,619
Level 3 Financing, Inc., 5.25%, 3/15/26(5)		90	91,350
Matterhorn Telecom SA, 3.875%, 5/1/22(7)	EUR	850	940,669
Play Topco SA, 7.75%, 2/28/20(7)(10)	EUR	850	955,109
Sprint Corp., 7.875%, 9/15/23		1,800	1,782,000
T-Mobile USA, Inc., 6.625%, 4/1/23		1,025	1,091,809

			$7,167,242

Textiles, Apparel & Luxury Goods — 0.4%
BiSoho SAS, 5.875%, 5/1/23(7)	EUR	450	$531,084
Hanesbrands Finance Luxembourg SCA, 3.50%, 6/15/24(7)	EUR	965	1,113,831

			$1,644,915

Thrifts & Mortgage Finance — 0.1%
Flagstar Bancorp, Inc., 6.125%, 7/15/21(5)		235	$245,010

			$245,010

Transportation — 0.2%
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(5)		260	$265,200
XPO Logistics, Inc., 6.125%, 9/1/23(5)		80	82,500
XPO Logistics, Inc., 6.50%, 6/15/22(5)		500	521,250

			$868,950

Total Corporate Bonds & Notes (identified cost $113,512,182)			$115,847,413

Senior Floating-Rate Loans — 0.9%(12)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Capital Goods — 0.0%(6)
Cortes NP Acquisition Corporation, Term Loan, Maturing 9/29/23(13)	$140	$139,738

		$139,738

Financial Intermediaries — 0.1%
Lonestar Intermediate Super Holdings, LLC, Term Loan, 10.00%, (10.00% Cash, 0.00% PIK), Maturing 8/31/21	$300	$303,094

		$303,094

Health Care — 0.3%
inVentiv Health, Inc., Term Loan, Maturing 9/28/23(13)	$190	$190,221
MPH Acquisition Holdings, LLC, Term Loan, 5.00%, Maturing 6/7/23	957	968,971

		$1,159,192

Oil and Gas — 0.1%
Chesapeake Energy Corporation, Term Loan, Maturing 8/23/21(13)	$365	$390,732

		$390,732

Publishing — 0.4%
McGraw-Hill Global Education Holdings, LLC, Term Loan, Maturing 5/4/22(13)	$1,000	$1,003,000
Press Ganey Holdings, Inc., Term Loan, Maturing 10/21/23(13)	190	190,237
Press Ganey Holdings, Inc., Term Loan - Second Lien, Maturing 10/21/24(13)	135	137,363

		$1,330,600

Total Senior Floating-Rate Loans (identified cost $3,286,062)		$3,323,356

Convertible Bonds — 0.1%

Security	Principal Amount (000’s omitted)	Value

Utilities — 0.1%
NRG Yield, Inc., 3.25%, 6/1/20(5)	$300	$289,875

Total Convertible Bonds (identified cost $279,356)		$289,875

29	See Notes to Financial Statements.

Global Income Builder Portfolio

October 31, 2016

Portfolio of Investments — continued

Exchange-Traded Funds — 1.2%

Security	Shares	Value

Equity Funds — 1.2%
iShares U.S. Preferred Stock ETF	117,000	$4,557,150

Total Exchange-Traded Funds (identified cost $4,520,379)		$4,557,150

Short-Term Investments — 2.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.68%(14)	7,599,476	$7,600,996

Total Short-Term Investments (identified cost $7,600,141)		$7,600,996

Total Investments — 99.7% (identified cost $369,569,452)		$375,727,032

Other Assets, Less Liabilities — 0.3%		$971,090

Net Assets — 100.0%		$376,698,122

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Non-income producing security.

(2)	Security was acquired in a private offering and may be resold on a designated offshore securities market pursuant to Regulation S under the Securities Act of 1933.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2016.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2016, the aggregate value of these securities is $44,557,023 or 11.8% of the Portfolio’s net assets.

(6)	Amount is less than 0.05%.

(7)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2016, the aggregate value of these securities is $27,592,721 or 7.3% of the Portfolio’s net assets.

(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(9)	When-issued security.
(10)

Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. For corporate bonds, the interest rate paid in additional principal is generally higher than the indicated cash rate.

(11)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(12)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(13)	This Senior Loan will settle after October 31, 2016, at which time the interest rate will be determined.

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2016.

30	See Notes to Financial Statements.

Global Income Builder Portfolio

October 31, 2016

Portfolio of Investments — continued

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	64.2%	$241,124,130
United Kingdom	7.3	27,231,572
Japan	5.1	19,246,794
Netherlands	2.3	8,820,082
Canada	2.3	8,687,073
Germany	2.1	7,941,111
Ireland	1.9	7,016,611
France	1.8	6,706,346
Luxembourg	1.7	6,519,689
Switzerland	1.6	6,080,347
Spain	1.4	5,146,354
Denmark	1.2	4,643,450
Australia	1.0	3,842,715
Belgium	0.9	3,310,879
Hong Kong	0.8	3,065,127
Israel	0.8	2,983,679
Singapore	0.3	1,221,163
Croatia	0.3	1,040,000
Sweden	0.3	1,018,232
Italy	0.3	961,593
Poland	0.3	955,109
New Zealand	0.2	834,005
Romania	0.2	803,759
Brazil	0.2	747,100
Colombia	0.2	674,487
Chile	0.1	548,475
Exchange-Traded Funds	1.2	4,557,150

Total Investments	100.0%	$375,727,032

Abbreviations:

ADR	–	American Depositary Receipt
PC	–	Participation Certificate
PIK	–	Payment In Kind

Currency Abbreviations:

CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound Sterling

31	See Notes to Financial Statements.

Global Income Builder Portfolio

October 31, 2016

Statement of Assets and Liabilities

Assets	October 31, 2016
Unaffiliated investments, at value (identified cost, $361,969,311)	$368,126,036
Affiliated investment, at value (identified cost, $7,600,141)	7,600,996
Cash	91
Foreign currency, at value (identified cost, $1,399,214)	1,394,122
Interest and dividends receivable	2,406,227
Receivable for investments sold	12,880,436
Tax reclaims receivable	1,702,876
Total assets	$394,110,784

Liabilities
Payable for investments purchased	$15,575,039
Payable for when-issued securities	1,389,410
Payable to affiliates:
Investment adviser fee	210,045
Trustees’ fees	1,727
Accrued expenses	236,441
Total liabilities	$17,412,662
Net Assets applicable to investors’ interest in Portfolio	$376,698,122

Sources of Net Assets
Investors’ capital	$370,532,841
Net unrealized appreciation	6,165,281
Total	$376,698,122

32	See Notes to Financial Statements.

Global Income Builder Portfolio

October 31, 2016

Statement of Operations

Investment Income	Period Ended October 31, 2016(1)
Dividends (net of foreign taxes, $890,482)	$6,032,373
Interest (net of foreign taxes, $9,100)	4,475,775
Interest allocated from/dividends from affiliated investment	35,059
Expenses allocated from affiliated investment	(865)
Total investment income	$10,542,342

Expenses
Investment adviser fee	$1,509,749
Trustees’ fees and expenses	12,044
Custodian fee	195,595
Legal and accounting services	70,592
Miscellaneous	59,757
Total expenses	$1,847,737

Net investment income	$8,694,605

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$9,403,870 (2)
Investment transactions in/allocated from affiliated investment	2,504
Financial futures contracts	1,596,777
Foreign currency and forward foreign currency exchange contract transactions	(1,591,488)
Net realized gain	$9,411,663
Change in unrealized appreciation (depreciation) —
Investments	$(1,569,047)
Investments — affiliated investment	855
Financial futures contracts	(1,744,729)
Foreign currency and forward foreign currency exchange contracts	864,675
Net change in unrealized appreciation (depreciation)	$(2,448,246)

Net realized and unrealized gain	$6,963,417

Net increase in net assets from operations	$15,658,022

(1)	For the period from the start of business, March 28, 2016, to October 31, 2016.

(2)	Includes $6,101,499 of net realized gains from redemptions in-kind.

33	See Notes to Financial Statements.

Global Income Builder Portfolio

October 31, 2016

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended October 31, 2016(1)
From operations —
Net investment income	$8,694,605
Net realized gain from investment transactions, financial futures contracts, and foreign currency and forward foreign currency exchange contract transactions	9,411,663 (2)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, foreign currency and forward foreign currency exchange contracts	(2,448,246)
Net increase in net assets from operations	$15,658,022
Capital transactions —
Contributions	$30,069,851
Withdrawals	(55,132,472)
Portfolio transaction fee	198,179
Assets contributed by Eaton Vance Global Income Builder Fund	385,904,542
Net increase in net assets from capital transactions	$361,040,100

Net increase in net assets	$376,698,122

Net Assets
At beginning of period	$—
At end of period	$376,698,122

(1)	For the period from the start of business, March 28, 2016, to October 31, 2016.

(2)	Includes $6,101,499 of net realized gains from redemptions in-kind.

34	See Notes to Financial Statements.

Global Income Builder Portfolio

October 31, 2016

Financial Highlights

Ratios/Supplemental Data	Period Ended October 31, 2016(1)
Ratios (as a percentage of average daily net assets):
Expenses	0.80	%(2)
Net investment income	3.75	%(2)
Portfolio Turnover	66	%(3)

Total Return	3.65	%(3)

Net assets, end of period (000’s omitted)	$376,698

(1)	For the period from the start of business, March 28, 2016, to October 31, 2016.

(2)	Annualized.

(3)	Not annualized.

35	See Notes to Financial Statements.

Global Income Builder Portfolio

October 31, 2016

Notes to Financial Statements

1  Significant Accounting Policies

Global Income Builder Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio commenced operations on March 28, 2016. The Portfolio’s investment objective is to achieve total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2016, Eaton Vance Global Income Builder Fund and Eaton Vance Global Income Builder NextShares held an interest of 96.1% and 3.9%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Portfolio’s investment in Cash Reserves Fund reflected the Portfolio’s proportionate interest in its net assets and the Portfolio recorded its pro rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

36

Global Income Builder Portfolio

October 31, 2016

Notes to Financial Statements — continued

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of October 31, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

37

Global Income Builder Portfolio

October 31, 2016

Notes to Financial Statements — continued

K  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by Eaton Vance Management (EVM) to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statement of Changes in Net Assets.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the period ended October 31, 2016, the Portfolio’s investment adviser fee amounted to $1,509,749 or 0.65% (annualized) of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Eaton Vance Management (International) Limited (EVMI), an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

During the period ended October 31, 2016, BMR reimbursed the Portfolio $29,371 for a trading error. The reimbursement by BMR of such amount had no impact on total return.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended October 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Transfer of Assets

Investment operations began on March 28, 2016 with the transfer of investments and related assets by Eaton Vance Global Income Builder Fund of $385,904,542, including net unrealized appreciation of $8,613,527, in exchange for an interest in the Portfolio. The transaction was structured for tax purposes as a tax-free exchange under the Internal Revenue Code.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, in-kind transactions and investments acquired in the transfer of assets as described in Note 3, and including maturities and principal repayments on senior loans aggregated $250,074,174 and $258,118,721, respectively, for the period ended October 31, 2016. In-kind purchases and sales for the period ended October 31, 2016 aggregated $14,017,372 and $12,982,200, respectively.

5  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$370,154,125

Gross unrealized appreciation	$20,045,872
Gross unrealized depreciation	(14,472,965)

Net unrealized appreciation	$5,572,907

The net unrealized appreciation on foreign currency transactions at October 31, 2016 on a federal income tax basis was $15,149.

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has

38

Global Income Builder Portfolio

October 31, 2016

Notes to Financial Statements — continued

in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At October 31, 2016, there were no obligations outstanding under these financial instruments.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk:  The Portfolio enters into equity futures contracts on securities indices to gain or limit exposure to certain markets particularly in connection with engaging in the dividend capture trading strategy.

Foreign Exchange Risk:  Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio entered into forward foreign currency exchange contracts during the period ended October 31, 2016.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2016, the Portfolio had no open derivatives with credit-related contingent features in a net liability position.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the period ended October 31, 2016 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Financial futures contracts	$1,596,777	$(1,744,729)
Foreign Exchange	Forward foreign currency exchange contracts	(1,650,015)	824,563

Total		$(53,238)	$(920,166)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

39

Global Income Builder Portfolio

October 31, 2016

Notes to Financial Statements — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the period ended October 31, 2016, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts

$3,428,000	$3,651,000	$5,589,000

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $545 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the period ended October 31, 2016.

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

40

Global Income Builder Portfolio

October 31, 2016

Notes to Financial Statements — continued

At October 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$23,975,949	$12,551,406		$—	$36,527,355
Consumer Staples	10,110,030	8,528,264		—	18,638,294
Energy	14,019,845	2,596,067		—	16,615,912
Financials	21,218,703	17,456,862		—	38,675,565
Health Care	22,440,568	9,360,803		—	31,801,371
Industrials	14,235,353	12,041,325		—	26,276,678
Information Technology	25,459,716	8,448,216		—	33,907,932
Materials	4,171,922	2,666,961		—	6,838,883
Real Estate	5,464,587	—		—	5,464,587
Telecommunication Services	—	6,577,859		—	6,577,859
Utilities	6,739,383	1,433,847		—	8,173,230

Total Common Stocks	$147,836,056	$81,661,610	*	$—	$229,497,666
Preferred Stocks
Consumer Staples	$—	$549,020		$—	$549,020
Energy	728,195	—		—	728,195
Financials	7,902,333	2,377,426		—	10,279,759
Industrials	467,134	—		—	467,134
Real Estate	1,362,997	—		—	1,362,997
Utilities	1,223,471	—		—	1,223,471

Total Preferred Stocks	$11,684,130	$2,926,446		$—	$14,610,576
Corporate Bonds & Notes	$—	$115,847,413		$—	$115,847,413
Senior Floating-Rate Loans	—	3,323,356		—	3,323,356
Convertible Bonds	—	289,875		—	289,875
Exchange-Traded Funds	4,557,150	—		—	4,557,150
Short-Term Investments	—	7,600,996		—	7,600,996

Total Investments	$164,077,336	$211,649,696		$—	$375,727,032

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

41

Global Income Builder Portfolio

October 31, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Income Builder Portfolio:

We have audited the accompanying statement of assets and liabilities of Global Income Builder Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2016, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from the start of business, March 28, 2016, to October 31, 2016. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of October 31, 2016, by correspondence with the custodian, brokers, and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Global Income Builder Portfolio as of October 31, 2016, and the results of its operations, the changes in its net assets, and the financial highlights for the period from the start of business, March 28, 2016, to October 31, 2016, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 20, 2016

42

Eaton Vance

Global Income Builder Fund

October 31, 2016

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Global Income Builder Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVMI is an indirect, wholly-owned subsidiary of EVC. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 176 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 176 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., LLC (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand LLP (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds effective September 30, 2017.

Directorships in the Last Five Years.(2) None.

Mark R. Fetting(3) 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

43

Eaton Vance

Global Income Builder Fund

October 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Trustee	2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006). Consistent with the Trustee retirement policy, Mr. Verni is currently expected to retire as a Trustee of all Eaton Vance funds effective July 1, 2017.

Directorships in the Last Five Years.(2) None.

44

Eaton Vance

Global Income Builder Fund

October 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Scott E. Wennerholm(3) 1959	Trustee	2016

Consultant at GF Parish Group (executive recruiting firm). Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President of the Trust	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Michael A. Allison 1964	President of the Portfolio	2015	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

45

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

46

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Investment Adviser of Global Income Builder Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Global Income Builder Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Management (International) Limited

125 Old Broad St.

London,  EC2N 1AR

United Kingdom

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2634    10.31.16

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice

President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Portfolio’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and its lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds.

D&T advised the Audit Committee of its conclusion that, in light of the facts surrounding its lending relationships, D&T’s objectivity and impartiality in the planning and conduct of the audits of the Funds financial statements will not be compromised, D&T is in a position to continue as the auditor for the Funds and no actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on the following considerations: (1) Deloitte Entity personnel responsible for managing the lending relationships have had no interactions with the audit engagement team; (2) the lending relationships are in good standing and the principal and interest payments are up-to-date; (3) the lending relationships are not significant to the Deloitte Entities or to D&T.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to the auditor independence issue described above. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Based on information provided by D&T, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. After giving consideration to the guidance provided in the No-Action Letter, D&T affirmed to the Audit Committee that D&T is an independent accountant with respect to the Funds within the meaning of the rules and standards of the PCAOB and the securities laws and regulations administered by the SEC. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal year ended October 31, 2016 (initial commencement of operations on March 28, 2016, to October 31, 2016) by D&T for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such period.

Fiscal Period Ended*	10/31/16
Audit Fees	$30,000
Audit-Related Fees(1)	$0
Tax Fees(2)	$17,500
All Other Fees(3)	$0

Total	$47,500

*	Registrant commenced operations on March 28, 2016.
(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal period ended October 31, 2016; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Period Ended*	10/31/16
Registrant	$17,500
Eaton Vance(1)	$56,434

*	Registrant commenced operations on March 28, 2016.
(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Income Builder Portfolio

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	December 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 19, 2016

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	December 19, 2016